TAXES ON INCOME (Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryforwards (in Israel)	$ 3,614	$ 2,772
Capital loss carryforwards (in Israel)	1,170	1,957
Severance benefits	28	23
Provision for vacation pay	218	202
Tax credit carryforward	1,065	926
Allowance for doubtful accounts	37	26
Total gross deferred tax assets	6,132	5,906
Less valuation allowance	(5,256)	(5,175)
Net deferred tax assets	876	731
Undistributed income of subsidiaries	(275)	(197)
Fixed assets - differences in depreciation	(601)	(534)
Total gross deferred tax liabilities	$ (876)	$ (731)